Accumulated Other Comprehensive Income: Reclassification out of Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Reclassification out of Accumulated Other Comprehensive Income

	2015	2014	2013

Reclassifications from accumulated other comprehensive income (losses)
Unrealized gains on available-for-sale securities included in net realized investment losses	$ 15	$ -	$ -

Total reclassifications from accumulated other comprehensive income (losses)	15	-	-
Tax expense	5	-	-

Net reclassification from accumulated other comprehensive income (losses)	$ 10	$ -	$ -